Equity and Share-Based Compensation (Details) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended
	Sep. 28, 2012	Apr. 25, 2012 $ / shares shares	Jun. 30, 2015 $ / shares shares	Dec. 31, 2014 item $ / shares shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2012 shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 $ / shares shares
Transactions with Chief Executive Officer of Petroleum Inc.
Common stock, par value (in dollars per share) | $ / shares							$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized							100,000,000	100,000,000	100,000,000
Changes in number of outstanding shares
Common stock, shares outstanding							7,164,968	6,995,705	6,880,704
Restricted stock awards
Changes in number of outstanding shares
Common stock, shares outstanding							377,556
Granted (in dollars per share) | $ / shares			$ 12.29	$ 46.61	$ 68.22
Unrecognized expense, adjusted for estimated forfeitures (in dollars) | $							$ 6.4	$ 10.9
Eagle Property Acquisition | Mandatorily redeemable convertible preferred units
Changes in number of outstanding shares
Rate of interest for preferred stock (as a percent)	8.00%			8.00%
Common Stock
Transactions with Chief Executive Officer of Petroleum Inc.
Shares issued upon conversion						4,763,435
Numbers of shares sold		2,760,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01
Number of shares of stock sold by the selling shareholders		600,000
Number of shares of sold by the selling shareholders pursuant to an option granted to the underwriters to cover over-allotments		360,000
Common stock, shares authorized		100,000,000
Number of votes per share entitled to holders | item				1
Number of preferences or rights of conversion or rights of conversion, exchange, pre-exemption or other subscription rights for common stock | item				0
Changes in number of outstanding shares
Share count at the beginning of the period (in shares)			7,049,173	6,892,574	6,661,971
Issuance of common stock in pre IPO reorganization (in shares)						4,763,435
Proceeds from the sale of common stock to public (in shares)						1,800,000
Grants of restricted stock (in shares)			268,677	344,748	284,024	102,951
Forfeitures of restricted stock (in shares)			(60,843)	(188,149)	(53,421)	(4,415)
Share count at the end of the period (in shares)			7,257,007	7,049,173	6,892,574	6,661,971
Common stock, shares outstanding								6,995,705
Other shares or units were issued			7,049,173	6,892,574	6,661,971	6,661,971	7,257,007	7,049,173	6,892,574
Treasury Stock
Changes in number of outstanding shares
Share count at the beginning of the period (in shares)			(53,467)	(11,870)
Acquisition of treasury stock (in shares)			(38,572)	(41,597)	(11,870)
Share count at the end of the period (in shares)			(92,039)	(53,467)	(11,870)
Other shares or units were issued			(53,467)	(11,870)	(11,870)		(92,039)	(53,467)	(11,870)
Preferred Stock
Transactions with Chief Executive Officer of Petroleum Inc.
Preferred stock, shares authorized		50,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01